Related parties - Summary of Information about Key Management Personnel (Detail) - Boa Vista Servicos S.A [member] - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Annual fixed remuneration	R$ 7,769	R$ 9,744
Variable remuneration - Profit sharing program	5,122	3,419
Total remuneration	12,891	13,163
Restricted shares plan	457	611
Total	R$ 457	R$ 611